Operating Segments Information - Revenue by Geography (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue	$ 8,108	$ 6,585	$ 4,851
United States of America
Disclosure of geographical areas [line items]
Revenue	4,898	3,975	3,368
Europe, the Middle East, and Africa
Disclosure of geographical areas [line items]
Revenue	1,182	805	451
Other
Disclosure of geographical areas [line items]
Revenue	$ 2,028	$ 1,805	$ 1,032